Regulation and Rates - CCA (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2026	Jan. 01, 2025	Dec. 31, 2025	Mar. 31, 2026
Natural Gas
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage			3.00%
Electric
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage			5.00%
Puget Sound Energy | Natural Gas
Schedule of Regulatory Assets and Liabilities [Line Items]
Deferred Emission Compliance Costs Regulatory Liability Allowance				$ 49.0
Puget Sound Energy | Natural Gas | Climate Commitment Act
Schedule of Regulatory Assets and Liabilities [Line Items]
Deferred Emission Compliance Costs Regulatory Liability Allowance				15.1
Puget Sound Energy | Electric
Schedule of Regulatory Assets and Liabilities [Line Items]
Deferred Emission Compliance Costs, Regulatory Liability			$ 99.4	52.5
Deferred Emission Compliance Costs Regulatory Liability Allowance				$ 61.2
Puget Sound Energy | Electric | Climate Commitment Act
Schedule of Regulatory Assets and Liabilities [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 259.0	$ 259.0
Public Utilities, Approved Rate Increase (Decrease), Percentage	7.20%	7.20%